LONG-TERM DEBT (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Disclosure of detailed information about borrowings

As at December 31,	2020	2019
Senior notes
$300 million notes issued December 2017
4.625% 10-year notes due December 2027	$280.4	$280.1
$500 million notes issued June 2014
4.95% 10-year notes due July 2024	149.8	149.2
$300 million notes issued June 2013
Series B - 4.78% 10-year notes due June 2023 ($265 million)	240.4	240.2
$500 million notes issued March 2012
Series B - 4.36% 8-year notes due March 2020 ($85 million)	—	56.2
Series C - 4.76% 10-year notes due March 2022 ($200 million)	190.5	190.3
Series D - 4.91% 12-year notes due March 2024 ($140 million)	135.4	135.3
	$996.5	$1,051.3
Revolving credit facility
Revolving credit facility (net of capitalized debt issuance costs)	(2.7)	(3.4)

Total debt (i)	$993.8	$1,047.9
Less: current portion of long-term debt (Note 26)	—	(56.2)
Long-term debt	$993.8	$991.7
(i)Balances are net of unamortized discounts and capitalized transaction costs of $8.0 million (2019: $10.1 million).